Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income [Abstract]
Revenues	$ 2,977,759	[1]	$ 2,844,595	[1]	$ 2,001,815
Cost of sales	2,249,465		2,171,354		1,520,983
Gross profit	728,294		673,241		480,832
Selling, general and administrative expenses	529,244		507,669		399,772
Operating income	199,050		165,572		81,060
Interest expense, net	4,458		3,490		2,731
Income before income taxes	194,592		162,082		78,329
Income taxes	56,850		50,360		26,756
Net income	137,742		111,722		51,573
Less: net income attributable to noncontrolling interest	47,292		30,962		8,259
Net income attributable to Watsco, Inc.	$ 90,450		$ 80,760		$ 43,314
Earnings per share for Common and Class B common stock:
Basic	$ 2.75	[2]	$ 2.49	[2]	$ 1.42
Diluted	$ 2.74	[2]	$ 2.49	[2]	$ 1.40

[1]	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
[2]	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.